Expense Example {- Fidelity Canada Fund} - 10.31 Fidelity Canada Fund - AMCIZ PRO-14 - Fidelity Canada Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor Canada Fund: Class A
Expense Example:
1 year	$ 683
3 years	911
5 years	1,156
10 years	1,860
Fidelity Advisor Canada Fund: Class M
Expense Example:
1 year	488
3 years	778
5 years	1,089
10 years	1,971
Fidelity Advisor Canada Fund: Class C
Expense Example:
1 year	293
3 years	597
5 years	1,026
10 years	2,019
Fidelity Advisor Canada Fund: Class I
Expense Example:
1 year	76
3 years	237
5 years	411
10 years	918
Fidelity Advisor Canada Fund: Class Z
Expense Example:
1 year	67
3 years	211
5 years	368
10 years	$ 822